Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries and VIE
As of December 31, 2018, the Company’s major subsidiaries and VIE are as follows:

	Date of incorporation	Place of incorporation	Legal ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Hong Kong Holding Limited	5-May-16	HK	100%
Baotong E-logistics Technology (Suzhou) Limited	27-March-17	PRC	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions
The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalent	3,554	4,102
Accounts receivable, net	124,930	319,946
Inventories	104	30
Advance to suppliers	369	693
Amounts due from related parties	67,335	12,144
Prepayments and other current assets	5,180	11,417
Investment in an equity investee without readily determinable fair value	5,464	5,464
Property and equipment, net	7	4,352
Intangible assets	221	63
Other non-current assets	662	52
Total assets	207,826	358,263
Accounts payable	4,715	4,891
Income tax payables	-	675
Accrued expenses and other current liabilities	28,002	6,884
Total liabilities	32,717	12,450

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	101,244	253,551	490,796
Operating expenses	84,952	182,715	391,595
Net income	16,085	71,102	90,753
Net cash provided by (used in) operating activities	3,405	959	(5)
Net cash provided by (used in) investing activities	(6,938)	859	553
Net cash provided by financing activities	-	-	-